Geographic Information - Narrative (Details) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($) segment	Sep. 30, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Segment Reporting [Abstract]
Number of operating segments | segment	1
Concentration Risk [Line Items]
Accounts receivable	$ 606.1		$ 567.4	$ 585.0
Product Sales
Concentration Risk [Line Items]
Accounts receivable	$ 79.5		$ 88.0
Customer Concentration Risk | Revenue
Concentration Risk [Line Items]
Concentration risk			12.90%	11.70%	9.10%
Customer Concentration Risk | Revenue | Single Customer
Concentration Risk [Line Items]
Concentration risk	11.50%	11.90%